Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories

	December 31, 2025	December 31, 2024
Raw materials and consumables	$18,514	$15,306
Work-in-progress	4,789	6,622
Finished goods	15,384	26,952
Service inventory	5,083	7,537
	$43,770	$56,417